IMPAIRMENT OF ASSETS (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of impairment loss and reversal of impairment loss [abstract]
Opening balance	$ 51,325	$ 55,891
Impairment	0	(1,359)
Increase (decrease) in foreign exchange	1,356	(3,207)
Closing balance	$ 52,681	$ 51,325